Note 3 - Discontinued Operations and Assets Held for Sale (Details) - Discontinued Operations and Disposal Groups (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Revenue from discontinued operations	$ 419,350	$ 3,865,321	$ 12,175,165	$ 132,121
Goodwill impairment		(2,799,044)	(2,753,362)
Impairment of assets		(1,911,917)
Net loss from discontinued operations before taxes	(129,694)	(5,793,964)
Income tax expense		(6,675)
Loss from discontinued operations	$ (129,694)	$ (5,800,639)	$ (7,445,397)	$ 2,835,821